Segment Reporting - Changes in Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 6,902,297	$ 6,187,643	$ 6,187,643	$ 5,726,650
Goodwill transferred				0
Goodwill acquired	37,789	212,044	824,591	454,597
Goodwill acquisition adjustments	(936)	2,557		(2)
Goodwill divested				(324)
Impact of changes in foreign currency	1,417	25,519	(109,937)	6,722
Goodwill, Ending Balance	6,940,567	6,427,763	6,902,297	6,187,643
Eastern [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,189,111	992,578	992,578	1,374,577
Goodwill transferred				(557,353)
Goodwill acquired	3,440	85,866	196,533	175,354
Goodwill acquisition adjustments	0	0		0
Goodwill divested				0
Impact of changes in foreign currency	0	0	0	0
Goodwill, Ending Balance	1,192,551	1,078,444	1,189,111	992,578
Southern [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,547,894	1,457,437	1,457,437	1,532,215
Goodwill transferred				(77,430)
Goodwill acquired	0	0	90,457	2,976
Goodwill acquisition adjustments	(647)	0		0
Goodwill divested				(324)
Impact of changes in foreign currency	0	0	0	0
Goodwill, Ending Balance	1,547,247	1,457,437	1,547,894	1,457,437
Western [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	732,335	503,223	503,223	442,862
Goodwill transferred				(36,486)
Goodwill acquired	30,703	0	229,112	96,847
Goodwill acquisition adjustments	0	2,652		0
Goodwill divested				0
Impact of changes in foreign currency	0	0	0	0
Goodwill, Ending Balance	763,038	505,875	732,335	503,223
Central [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,003,470	931,269	931,269	824,204
Goodwill transferred				39,037
Goodwill acquired	397	2,794	72,201	68,028
Goodwill acquisition adjustments	0	0		0
Goodwill divested				0
Impact of changes in foreign currency	0	0	0	0
Goodwill, Ending Balance	1,003,867	934,063	1,003,470	931,269
Canada [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,684,670	1,559,512	1,559,512	1,552,792
Goodwill transferred				0
Goodwill acquired	0	123,384	235,095	0
Goodwill acquisition adjustments	(289)	0		(2)
Goodwill divested				0
Impact of changes in foreign currency	1,417	25,519	(109,937)	6,722
Goodwill, Ending Balance	1,685,798	1,708,415	1,684,670	1,559,512
Mid South [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	744,817	743,624	743,624	0
Goodwill transferred				632,232
Goodwill acquired	3,249	0	1,193	111,392
Goodwill acquisition adjustments	0	(95)		0
Goodwill divested				0
Impact of changes in foreign currency	0	0	0	0
Goodwill, Ending Balance	$ 748,066	$ 743,529	$ 744,817	$ 743,624